Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Schedule of Accounts Payable from Acquisition of Subsidiaries	The breakdown of accounts payable from acquisition of subsidiaries is as follows:

	December 31, 2023	December 31, 2022
Earn-out - cash	—	299

Total	—	299

Schedule of Changes in Balance Payable from Acquisition of Subsidiaries

	2023	2022
Opening balance on January 1	299	6,423
Payments of principal/finance charges - installments	—	(1,224)
Payments of principal/finance charges - earn-out	—	(916)
Fixed installments adjustment	—	(362)
Earn-out adjustment (i)	(299)	(3,740)
Accrued interest and others	—	9
Exchange differences	—	109

Closing balance on December 31	—	299

(i)	The 2022 amount includes adjustments in the earn-out, which were reflected in the Goodwill. Refer to note 14.